Redeemable Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 23, 2009	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Temporary Equity [Line Items]
Redeemable preferred stock, shares issued		350,000
Redeemable preferred stock, par value per share		$ 0.01
Redeemable preferred stock, value	$ 350,000,000
Initial liquidation value per preferred share		$ 1,000
Common stock conversion price per share		$ 5.00
Preferred stock, aggregate number of common stock issuable if converted		70,000,000
Fees not included in balance		25,000,000
Number of consecutive trading days		20
Dividends calculated on a per share basis		$ 45.00
Dividends calculated on a per share basis		$ 94.10	$ 102.01	$ 106.04
Liquidity preference of preferred stock		406,773,000	377,729,000
Decrease in redemption rate each year		1.00%
Maximum amount company can borrow without approval		$ 200,000,000
Minimum investors ownership percentage		10.00%
Dividend Rate 7.87%
Temporary Equity [Line Items]
Dividend rate		7.87%
Number of consecutive trading days		20 days
Dividend Rate 7.87% | Minimum
Temporary Equity [Line Items]
Common stock closing price per share		$ 6.62
Dividend Rate 5.75%
Temporary Equity [Line Items]
Dividend rate		5.75%
Number of consecutive trading days		20 days
Dividend Rate 5.75% | Minimum
Temporary Equity [Line Items]
Common stock closing price per share		$ 8.50
After June 23, 2012
Temporary Equity [Line Items]
Rate of redemption		107.00%
After June 23, 2019
Temporary Equity [Line Items]
Rate of redemption		100.00%
Redemption Option of Holder Upon Fundamental Change
Temporary Equity [Line Items]
Rate of redemption		101.00%
Redeemable At 100%
Temporary Equity [Line Items]
Minimum investors ownership percentage		100.00%
Redeemable At 100% | Minimum
Temporary Equity [Line Items]
Common stock closing price per share		$ 9.75
Series A Preferred Stock
Temporary Equity [Line Items]
Redeemable preferred stock, shares issued	274,596
Dividend rate	10.00%
Redeemable preferred stock, par value per share	$ 0.01
Redeemable preferred stock, shares authorized	280,000
Series B Preferred Stock
Temporary Equity [Line Items]
Redeemable preferred stock, shares issued	75,404
Dividend rate	10.00%
Redeemable preferred stock, par value per share	$ 0.01
Redeemable preferred stock, shares authorized	80,000